Commitments, Guarantees and Contingent Liabilities - Guaranty funds and Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies
Limitations or indemnifications of reinsurance agreements	$ 0
Guaranty Funds
Loss Contingencies
Liability for insurance assessments	12	$ 12
Insurance assessments, premium tax offsets	16	$ 19
Minimum
Loss Contingencies
Reasonably possible additional losses	0
Maximum
Loss Contingencies
Reasonably possible additional losses	$ 100